Premises and Equipment and Computer Software (Tables)	12 Months Ended
Dec. 31, 2012
Premises and Equipment and Computer Software [Abstract]
Summary of premises and equipment and related depreciation
A summary of premises and equipment and the related depreciation is as follows:

	Estimated useful life	2012	2011	2010

Land		$2,087,011	$2,087,011	$2,087,011
Premises	5 - 50 years	7,250,793	7,234,540	7,210,852
Furniture and equipment	3 - 20 years	3,558,647	3,840,214	3,599,478
		12,896,451	13,161,765	12,897,341
Accumulated depreciation		6,908,157	7,037,416	6,577,487
Net premises and equipment		$5,988,294	$6,124,349	$6,319,854

Depreciation expense		$445,198	$472,202	$475,848

Summary of capitalized computer software and related amortization
A summary of capitalized computer software and the related amortization is as follows:

	Estimated useful life	2012	2011	2010

Computer software	2 - 10 years	$922,530	$953,466	$850,989
Accumulated amortization		795,710	810,083	761,468
Net computer software		$126,820	$143,383	$89,521

Amortization expense		$45,667	$48,615	$68,924